Other current liabilities	6 Months Ended
Jun. 30, 2022
Other current liabilities
Other current liabilities

8.Other current liabilities

The following is a summary of other current liabilities as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Professional service fee	5,643	4,885
Advertising expense payables	13,728	14,370
Promotional expense payables	4,571	3,577
Others	3,371	2,833
Total	27,313	25,665